Expected credit loss measurement - ECL in the period (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 1,037	$ 29	$ (148)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	593	29	(123)
Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	445
Credit-impaired (stage 3 and purchased credit-impaired) positions | UBS portfolio
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	120
Credit-impaired (stage 3 and purchased credit-impaired) positions | Credit Suisse portfolio
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	325
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	378	$ 0	$ (25)
Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 67